Long-term debt (Debt Maturity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 2,309
2016	1,458
2017	2,869
2018	2,269
2019	2,725
2020 and thereafter	990
Long-term Debt	$ 12,620	$ 13,466